FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At December 31,
		2022				2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	166	—	—	166	147	—	—	147
Trade receivables	13	—	—	465	465	—	—	603	603
Other financial assets		—	37	2	39	—	70	—	70
Total		166	37	467	670	147	70	603	820

		At December 31,
		2022				2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	19	1,191	—	—	1,191	1,087	—	—	1,087
Borrowings	20	2,056	—	—	2,056	2,129	—	—	2,129
Other financial liabilities		—	40	15	55	—	26	5	31
Total		3,247	40	15	3,302	3,216	26	5	3,247

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At December 31,
	2022			2021
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	7	9	9	38	47
Energy derivatives	3	2	5	1	1	2
Other commodity derivatives	—	2	2	—	4	4
Currency commercial derivatives	3	20	23	2	14	16
Currency net debt derivatives	—	—	—	—	1	1
Other financial assets - derivatives	8	31	39	12	58	70

Aluminium and premium derivatives	—	19	19	—	14	14
Energy derivatives	3	7	10	—	—	—
Other commodity derivatives	—	1	1	—	—	—
Currency commercial derivatives	11	14	25	6	11	17
Other financial liabilities - derivatives	14	41	55	6	25	31
In the year ended December 31, 2021, forward purchases of $565 million versus the Euro using cross currency basis swaps were not renewed when they reached their maturity or were bought out before their initial maturity in connection with the refinancing of the Senior Notes. This transaction generated a cash outflow of €32 million which is presented in Other financing activities within the Consolidated Statement of Cash Flows in the year ended December 31, 2021.

Schedule of Derivatives Measured at Fair Value

	At December 31,
	2022				2021
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	6	33	—	39	41	29	—	70
Other financial liabilities - derivatives	17	38	—	55	13	18	—	31